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
Supplement No. 1                                 Prospectus
dated May 1, 2000 to                                dated                                     For
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                                                March 1, 2000               State Street Research Government Income Fund
                                                                            State Street Research Strategic Income Plus Fund
                                                                            State Street Research International Equity Fund

                                                March 20, 2000              State Street Research Mid-Cap Growth Fund
Supplement No. 2
Dated May 1, 2000                               December 12, 1999           State Street Research Health Sciences Fund
(supplanting Supplement No. 1
dated February 1, 2000) to
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                                                February 1, 2000            State Street Research Emerging Growth Fund
                                                                            State Street Research Aurora Fund
Supplement No. 2
Dated May 1, 2000
(supplanting Supplement No. 1
dated November 18, 1999) to
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                                                July 1, 1999                State Street Research IntelliQuant Portfolios:
                                                                            Small-Cap Value

                                                July 15, 1999               State Street Research High Income Fund

                                                September 1, 1999           State Street Research Galileo Fund
                                                                            State Street Research Legacy Fund
                                                                            State Street Research Strategic Income Fund

                                                November 1, 1999            State Street Research Alpha Fund
                                                                            State Street Research Argo Fund
                                                                            State Street Research Global Resources Fund
                                                                            State Street Research Athletes Fund

Rule 12b-1 Plan for Class A Shares
The fund's Rule 12b-1 plan of distribution has been amended to allow the fund to increase its Rule 12b-1 fees on Class A shares. These fees are used to pay for service, distribution and marketing expenses related to Class A shares of the fund. The fee, formerly 25 basis points (0.25% or .0025), has been increased to 30 basis points (0.30% or .0030) of the net assets attributable to Class A shares. The fund's Trustees may increase the current fees for Class A shares at any time, provided that the fees do not exceed a maximum of 40 basis points (0.40% or .0040).

Accordingly, the table captioned "Annual Fund Operating Expenses" under the heading "Investor Expenses" in the prospectus is hereby amended as follows for Class A shares:

                                                                CLASS A
                                                                -------
       Service/distribution (12b-1) fees                        0.30%**
     **The Trustees may increase the current fee shown for Class A shares at any time, provided that the fees do not exceed a maximum of 0.40%.

Also, the figure shown in the table as "Total annual fund operating expenses" for Class A shares should be increased by 5 basis points (0.05%). This increased level of operating expenses should be taken into consideration when using the Example at the bottom of the table to compare the costs of the fund with other funds.

In addition, the third bullet point under the caption "Class A -- Front Load" under the heading "Your Investment" in the prospectus is hereby amended as follows:
     * Lower annual expenses than Class B(1) or Class C shares because of lower service/distribution (12b-1) fee of up to 0.40%



                                                                   SSR-1457-0400
                                                  Control Number:(exp0301)SSR-LD

                       Supplement No. 1 dated May 1, 2000
                                       to
                    Statement of Additional Information dated
                                  July 1, 1999
                                       for
         State Street Research IntelliQuant Portfolios: Small-Cap Value
                A Series of State Street Research Financial Trust

Purchase and Redemption of Shares

     The table under the caption "Purchase and Redemption of Shares" at page 30 of the Statement of Additional Information ("SAI") is revised, in part, as follows with respect to Class A shares:

                                      Class A
                                      -------
Rule 12b-1 Distribution
Fee

      Paid by Fund to               Up to 0.15%
      Distributor                   each year

      Paid by Distributor           Up to 0.15%
      to Financial                  each year
      Professional


Distribution of Shares of the Fund

     The seventh paragraph under the caption "Distribution of Shares of the Fund" at page 50 of the SAI is revised in its entirety as follows:

          "The Fund has adopted a Rule 12b-1 Plan (the "Distribution Plan"). Under the Distribution Plan, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares of the Fund. Under the Distribution Plan, the Fund shall pay the Distributor a service fee at the end of each month at the annual rate of 0.25% on the average daily net assets attributable to the Class A, Class B(1), Class B and Class C shares to compensate the Distributor and any securities firms or other third parties who render personal services to and/or maintain shareholder accounts for the shareholders of the respective class. The Fund also shall pay the Distributor a distribution fee under the Distribution Plan at the end of each month at the annual rate of (i) up to 0.15% on the average daily net assets of Class A shares, and (ii) 0.75% of average daily net assets attributable to the Class B(1), Class B

CONTROL NUMBER:  (exp0700)SSR-LD                            SSR-________________
     and Class C shares to compensate the Distributor for services provided and expenses incurred by it in connection with sales, promotional and marketing activities relating to the respective class. Any amounts not used in this manner may be retained by the Distributor as compensation. To the extent that any payments made by the Fund to the Distributor or the Investment Manager, including payment of investment management fees, should be deemed to be an indirect financing of any activity primarily resulting in the sale of shares of the Fund within the scope of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan. Payments to the Distributor or to dealers funded under the Distribution Plan may be discontinued at any time."

                      Supplement No. 1 Dated May 1, 2000 to


Statement of Additional
Information dated For

November 1, 1999           State Street Research Argo Fund
                           State Street Research Alpha Fund
                           State Street Research Global Resources Fund
                           State Street Research Athletes Fund
                               Series of State Street Research Equity Trust

February 1, 2000           State Street Research Emerging Growth Fund
                           State Street Research Aurora Fund
                               Series of State Street Research Capital Trust

March 20, 2000             State Street Research Mid-Cap Growth Fund
                               A series of State Street Research Capital Trust

September 1, 1999          State Street Research Strategic Income Fund
                           State Street Research Galileo Fund
                           State Street Research Legacy Fund
                               Series of State Street Research Securities Trust

December 12, 1999          State Street Research Health Sciences Fund
                               A series of State Street Research Financial Trust

Rule 12b-1 Fees

     The first paragraph under the caption "Rule 12b-1 Fees" in the Statement of Additional Information ("SAI") is hereby revised in its entirety as follows:

          "The Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan(s)"). Under the Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares of the Fund. Under the Distribution Plans, the Fund provides the Distributor with a service fee at an annual rate of 0.25% on the average daily net assets of Class A, Class B(1), Class B and Class C shares. The Fund also provides a distribution fee at an annual rate of (i) up to 0.15% on the average daily net assets of Class A shares, and (ii) 0.75% on the average daily net assets of Class B(1), Class B and Class C shares. The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes."

CONTROL NUMBER:  (exp0201)SSR-LD                            SSR-________________

Purchase and Redemption of Shares

     The table under the caption "Purchase and Redemption of Shares" in the SAI is revised, in part, as follows with respect to Class A shares:

                                      Class A
                                      -------
Rule 12b-1 Distribution
Fee

      Paid by Fund to               Up to 0.15%
      Distributor                   each year

      Paid by Distributor           Up to 0.15%
      to Financial                  each year
      Professional


STATE STREET RESEARCH AURORA FUND ONLY

Purchase and Redemption of Shares --
Conversion of Class B(1) and Class B Shares to Class A Shares

     A new section captioned "Conversion of Class B(1) and Class B Shares to Class A Shares" is hereby added to Section I of the SAI at page I, 1-23:

     P.   Conversion of Class B(1) and Class B Shares to Class A Shares
          -------------------------------------------------------------

          The section captioned "Conversion of Class B(1) and Class B Shares to Class A Shares" in Section II of this SAI is revised by adding the following sentence to the end of the paragraph for the Aurora Fund:

          "Class B(1) and Class B shares will convert after eight years to either (1) Class A shares with a maximum 12b-1 fee of 0.40% or (2) an equivalent class with a maximum 12b-1 fee of 0.25%, as determined by a shareholder vote in progress. For current information, please call State Street Research Service Center at 1-800-562-0032."

STATE STREET RESEARCH GLOBAL RESOURCES FUND ONLY

Purchase and Redemption of Shares --
Conversion of Class B(1) and Class B Shares to Class A Shares

     A new section captioned "Conversion of Class B(1) and Class B Shares to Class A Shares" is hereby added to Section I of the SAI at page II, 3-11:

     P.   Conversion of Class B(1) and Class B Shares to Class A Shares
          -------------------------------------------------------------

          The section captioned "Conversion of Class B(1) and Class B Shares to Class A Shares" in Section III of this SAI is revised by adding the following sentence to the end of the paragraph for the Global Resources
     Fund:

          "Class B shares will convert after eight years to either (1) Class A shares with a maximum 12b-1 fee of 0.40% or (2) an equivalent class with a maximum 12b-1 fee of 0.25%, as determined by a shareholder vote in progress. For current information, please call State Street Research Service Center at 1-800-562-0032."

STATE STREET RESEARCH LEGACY FUND ONLY

Distribution of Fund Shares -- Plan(s) of Distribution Pursuant to Rule 12b-1

The following sentence is added to the end of the first paragraph under the caption "Plan(s) of Distribution Pursuant to Rule 12b-1" at page III-53 of the
SAI:

"The Distributor may also voluntarily waive receipt of payments from the Fund from time to time."